Expense Example, No Redemption (Vanguard Short-Term Inflation-Protected Securities, USD $)	0 Months Ended
Oct. 10, 2012
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	57
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	48
Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	$ 32